Loss per Share - Computation of net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Loss per Share
Net loss attributable to Class A common stockholders - basic	$ (10,081)	$ (270,127)
Net loss attributable to Class A common stockholders - diluted	$ (10,081)	$ (270,127)
Weighted average Class A common shares outstanding - basic	41,579	41,579
Weighted average Class A common shares outstanding - diluted	41,579	41,579
Loss per share attributable to Class A common stockholders - basic	$ (0.24)	$ (6.50)
Loss per share attributable to Class A common stockholders - diluted	$ (0.24)	$ (6.50)